                           COLUMBIA FUNDS SERIES TRUST
              COLUMBIA CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND
                COLUMBIA GEORGIA INTERMEDIATE MUNICIPAL BOND FUND
               COLUMBIA MARYLAND INTERMEDIATE MUNICIPAL BOND FUND
            COLUMBIA NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
            COLUMBIA SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
               COLUMBIA VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
                                   (THE FUNDS)

                         SUPPLEMENT DATED MARCH 30, 2007
                    TO THE PROSPECTUSES DATED AUGUST 1, 2006

     Effective April 2, 2007, the prospectuses for all share classes of the Funds are hereby supplemented to reflect the following:

     - The portfolio manager responsible for making the day-to-day investment decisions for Columbia Georgia Intermediate Municipal Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund is Kimberly A. Campbell.

     - The portfolio manager responsible for making the day-to-day investment decisions for Columbia North Carolina Intermediate Municipal Bond Fund and Columbia South Carolina Intermediate Municipal Bond Fund is Maureen G. Newman.

     - The portfolio manager responsible for making the day-to-day investment decisions for Columbia California Intermediate Municipal Bond Fund and Columbia Maryland Intermediate Municipal Bond Fund is Gary Swayze.

     Also effective April 2, 2007, the prospectuses for all share classes of the Funds are hereby supplemented by replacing the professional biography of Wendy Norman, the portfolio manager formerly responsible for making the day-to-day investment decisions for the Funds, with the following:

                                                          BUSINESS EXPERIENCE
PORTFOLIO MANAGER      LENGTH OF SERVICE WITH FUND        DURING PAST FIVE YEARS
-----------------      ---------------------------        ----------------------
Kimberly A. Campbell   Columbia Georgia Intermediate      Columbia Management -
                       Municipal Bond Fund since April    Associated since June
                       2007                               1995

                       Columbia Virginia Intermediate
                       Municipal Bond Fund since April
                       2007

SUP-47/130133-0307

                                                          BUSINESS EXPERIENCE
PORTFOLIO MANAGER      LENGTH OF SERVICE WITH FUND        DURING PAST FIVE YEARS
-----------------      ---------------------------        ----------------------

Maureen G. Newman      Columbia North Carolina            Columbia Management -
                       Intermediate Municipal Bond Fund   Associated since May
                       since April 2007                   1996

                       Columbia South Carolina
                       Intermediate Municipal Bond Fund
                       since April 2007

Gary Swayze            Columbia California Intermediate   Columbia Management -
                       Municipal Bond Fund since April    Associated since 1997
                       2007

                       Columbia Maryland Intermediate
                       Municipal Bond Fund since April
                       2007

                           COLUMBIA FUNDS SERIES TRUST
              COLUMBIA CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND
                COLUMBIA GEORGIA INTERMEDIATE MUNICIPAL BOND FUND
               COLUMBIA MARYLAND INTERMEDIATE MUNICIPAL BOND FUND
            COLUMBIA NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
            COLUMBIA SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
               COLUMBIA VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
                                   (THE FUNDS)

                         SUPPLEMENT DATED MARCH 30, 2007
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2006

     Effective April 2, 2007, the statement of additional information for all share classes of the Funds is hereby supplemented as follows:

- All references to Wendy Norman as the portfolio manager responsible for making the day-to-day investment decisions for the Funds are removed.

- The following information, which is as of December 31, 2006, is added to the table that appears under the heading "Other Accounts Managed by the Portfolio Managers" in the section entitled "Portfolio Managers":

                            OTHER SEC-REGISTERED        OTHER POOLED
                                OPEN-END AND             INVESTMENT
                              CLOSED-END FUNDS            VEHICLES           OTHER ACCOUNTS
                          ------------------------   -----------------   ---------------------
                           NUMBER                     NUMBER              NUMBER
                             OF                         OF                  OF
   PORTFOLIO MANAGER      ACCOUNTS       ASSETS      ACCOUNTS   ASSETS   ACCOUNTS     ASSETS
   -----------------      --------   -------------   --------   ------   --------   ----------
Kimberly A. Campbell(1)       4      $2.99 billion       0        $0        12      $1 million
Kimberly A. Campbell(2)       4      $2.66 billion       0        $0        12      $1 million
Maureen G. Newman(3)          5      $ 1.8 billion       0        $0        10      $4 million
Maureen G. Newman(4)          5      $ 1.8 billion       0        $0        10      $4 million
Gary Swayze(5)                5      $   1 billion       0        $0        13      $5 million
Gary Swayze(6)                5      $   1 billion       0        $0        13      $5 million

(1) "Other SEC-registered open-end and closed-end funds" represents funds other than Columbia Georgia Intermediate Municipal Bond Fund.

(2) "Other SEC-registered open-end and closed-end funds" represents funds other than Columbia Virginia Intermediate Municipal Bond Fund.

(3) "Other SEC-registered open-end and closed-end funds" represents funds other than Columbia North Carolina Intermediate Municipal Bond Fund.

(4) "Other SEC-registered open-end and closed-end funds" represents funds other than Columbia South Carolina Intermediate Municipal Bond Fund.

(5) "Other SEC-registered open-end and closed-end funds" represents funds other than Columbia California Intermediate Municipal Bond Fund.

(6) "Other SEC-registered open-end and closed-end funds" represents funds other than Columbia Maryland Intermediate Municipal Bond Fund.

- The following information, which is as of December 31, 2006, is added to the table that appears under the heading "Ownership of Securities" in the section entitled "Portfolio Managers":

                       DOLLAR RANGE OF EQUITY SECURITIES
  PORTFOLIO MANAGER      IN THE FUND BENEFICIALLY OWNED
  -----------------    ---------------------------------
Kimberly A. Campbell                   $0
Maureen G. Newman                      $0
Gary Swayze                            $0